Consolidating Condensed Financial Information - Statement of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Apr. 24, 2016	Apr. 26, 2015	Apr. 27, 2014
Consolidating condensed financial statements
Net cash provided by (used in) operating activities	$ 135,912	$ 125,568	$ 86,749
Investing Activities:
Purchase of property and equipment	(70,262)	(41,686)	(38,149)
Proceeds from asset sales	11,496	73	49,881
Payments towards gaming license			(7,500)
Restricted cash and investments	(425)	340	1,879
Net cash (used in) provided by investing activities	(59,191)	(41,273)	6,111
Financing Activities:
Proceeds from long-term debt borrowings		153,000
Net (repayments) borrowings on line of credit	(7,500)	10,300	(90,200)
Principal repayments on long-term debt	(62,399)	(238,061)	(626)
Premium payments on long-term debt	(2,409)	(10,465)
Payment of deferred financing costs	(209)	(2,536)	(673)
Proceeds from exercise of stock options	869	74
Payment of other long-term obligation	(9,384)
Net cash used in financing activities	(81,032)	(87,688)	(91,499)
Net (decrease) increase in cash and cash equivalents	(4,311)	(3,393)	1,361
Cash and cash equivalents at beginning of year	66,437	69,830	68,469
Cash and cash equivalents at end of year	62,126	66,437	69,830
Reportable Legal Entities | Isle of Capri Casinos, Inc. (Parent Obligor)
Consolidating condensed financial statements
Net cash provided by (used in) operating activities	22,702	(14,187)	5,431
Investing Activities:
Purchase of property and equipment	(376)	(105)	(580)
Parent company investment in subsidiaries	49,242	100,844	85,222
Net cash (used in) provided by investing activities	48,866	100,739	84,642
Financing Activities:
Proceeds from long-term debt borrowings		153,000
Net (repayments) borrowings on line of credit	(7,500)	10,300	(90,200)
Principal repayments on long-term debt	(62,241)	(237,899)	(63)
Premium payments on long-term debt	(2,409)	(10,465)
Payment of deferred financing costs	(209)	(2,536)	(673)
Proceeds from exercise of stock options	869	74
Net cash used in financing activities	(71,490)	(87,526)	(90,936)
Net (decrease) increase in cash and cash equivalents	78	(974)	(863)
Cash and cash equivalents at beginning of year	5,077	6,051	6,914
Cash and cash equivalents at end of year	5,155	5,077	6,051
Reportable Legal Entities | Guarantor Subsidiaries
Consolidating condensed financial statements
Net cash provided by (used in) operating activities	116,648	128,904	103,025
Investing Activities:
Purchase of property and equipment	(69,247)	(41,017)	(19,063)
Proceeds from asset sales	11,496	73	32
Net cash (used in) provided by investing activities	(57,751)	(40,944)	(19,031)
Financing Activities:
Net proceeds from (payments to) related parties	(54,164)	(88,714)	(84,819)
Payment of other long-term obligation	(9,384)
Net cash used in financing activities	(63,548)	(88,714)	(84,819)
Net (decrease) increase in cash and cash equivalents	(4,651)	(754)	(825)
Cash and cash equivalents at beginning of year	53,033	53,787	54,612
Cash and cash equivalents at end of year	48,382	53,033	53,787
Reportable Legal Entities | Non-Guarantor Subsidiaries
Consolidating condensed financial statements
Net cash provided by (used in) operating activities	(3,438)	10,851	(21,707)
Investing Activities:
Purchase of property and equipment	(639)	(564)	(18,506)
Proceeds from asset sales			49,849
Payments towards gaming license			(7,500)
Restricted cash and investments	(425)	340	1,879
Net cash (used in) provided by investing activities	(1,064)	(224)	25,722
Financing Activities:
Principal repayments on long-term debt	(158)	(162)	(563)
Net proceeds from (payments to) related parties	4,922	(12,130)	(403)
Net cash used in financing activities	4,764	(12,292)	(966)
Net (decrease) increase in cash and cash equivalents	262	(1,665)	3,049
Cash and cash equivalents at beginning of year	8,327	9,992	6,943
Cash and cash equivalents at end of year	8,589	8,327	9,992
Consolidating and Eliminating Entries
Investing Activities:
Parent company investment in subsidiaries	(49,242)	(100,844)	(85,222)
Net cash (used in) provided by investing activities	(49,242)	(100,844)	(85,222)
Financing Activities:
Net proceeds from (payments to) related parties	49,242	100,844	85,222
Net cash used in financing activities	$ 49,242	$ 100,844	$ 85,222